CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 0	$ 179	$ 91,670,045	$ 0	$ (3,500,000)	$ (87,356,260)	$ 813,964	$ 0	$ 813,964
Beginning balance, shares at Dec. 31, 2023	0	1,766,552
Shares Issued for Services		$ 7	541,640				541,647		541,647
Shares Issued for Services, shares		54,819
Ending balance, value at Mar. 31, 2024	0	$ 186	94,716,827	0	(5,500,000)	(90,357,648)	(1,140,635)	0	(1,140,635)
Warrants issued for cash			500,000				500,000		500,000
Warrants issued for services			8,150				8,150		8,150
Warrants issued in exchange for note receivable			1,900,000		(2,000,000)		(100,000)		(100,000)
Stock based compensation			96,889				96,889		96,889
Stock split adjustment			103				103		103
Net income (loss)						(3,001,388)	(3,001,388)		(3,001,388)
Ending balance, shares at Mar. 31, 2024	0	1,821,371
Beginning balance, value at Dec. 31, 2024	$ 2	$ 212	102,976,748	541,875	(2,100,000)	(98,233,673)	3,185,164	682,062	3,867,226
Beginning balance, shares at Dec. 31, 2024	6,520	2,116,191
Series A Preferred Stock Offering			3,177,762		1,850,000		5,027,762		5,330,000
Series A Preferred Stock Offering, shares	3,480
Pre-funded warrants exercise		$ 20	380				400		400
Pre-funded warrants exercise, shares		200,000
Preferred share conversion	$ (1)	$ 78	(77)
Preferred share conversion, shares converted	(6,200)
Shares Issued for Services			25,000				25,000		25,000
Shares Issued for SEPA		$ 8	239,195				239,204		239,204
Shares Issued for SEPA, shares		81,877
Asset Purchase Agreement		$ 19	541,856	(541,875)
Asset Purchase Agreement, shares		187,500
Shares Issued for Services, shares		4,371
Ending balance, value at Mar. 31, 2025	1	$ 337	108,382,890	0	(250,000)	(101,654,614)	6,478,614	984,300	7,462,914
Warrants issued for services			824,295				824,295		824,295
Stock based compensation			597,731				597,731		597,731
Net income (loss)						$ (3,420,941)	$ (3,420,941)		$ (3,420,941)
Preferred share conversion, shares issued		775,000
Ending balance, shares at Mar. 31, 2025	3,800	3,364,939